Statement of consolidated financial position - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 10,501	R$ 14,986
Financial investments	1,336	1,786
Trade accounts receivable	3,455	3,562
Inventories	10,421	13,688
Taxes recoverable	2,703	1,372
Recoverable income taxes	496	782
Derivatives	365	73
Other receivables	1,171	788
Total	30,448	37,037
Non-current assets
Taxes recoverable	3,562	1,758
Recoverable income taxes	225	295
Deferred income tax and social contribution	1,557	13,882
Derivatives	501	99
Other receivables	566	543
Investments	494	438
Property, plant and equipment	37,579	40,417
Intangible assets	3,063	3,387
Right-of-use assets	3,884	3,719
Total	51,431	64,538
Total assets	81,879	101,575
Current liabilities
Trade payables	13,177	16,883
Borrowings and debentures	8,268	2,278
Braskem Idesa borrowings	12,504	857
Derivatives	331	212
Payroll and related charges	810	1,033
Taxes payable	475	625
Income taxes payable	3	243
Sundry provisions	711	619
Geological event in Alagoas	1,107	2,436
Lease	902	1,000
Other payables	1,930	2,086
Total	40,218	28,272
Non-current liabilities
Borrowings and debentures	43,553	50,954
Braskem Idesa borrowings	1,803	14,277
Derivatives	497	101
Taxes payable	62	264
Loan from non-controlling shareholders of Braskem Idesa	1,037	1,050
Deferred tax liabilities	1,469	1,307
Post-employment benefits	506	551
Legal provisions	922	845
Sundry provisions	1,213	1,352
Geological event in Alagoas	2,396	3,134
Lease	3,249	3,306
Other payables	1,456	440
Total	58,163	77,581
Shareholders' equity
Capital	8,043	8,043
Capital reserve and treasury shares	11	13
Additional paid in capital	(488)	(488)
Other comprehensive income	189	1,684
Accumulated losses	(23,902)	(14,034)
Total attributable to the Company's shareholders	(16,147)	(4,782)
Non-controlling interest in subsidiaries	(355)	504
Total	(16,502)	(4,278)
Total liabilities and shareholders' equity	R$ 81,879	R$ 101,575